Dividends	6 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Dividends
9. Dividends

	Pence per share	Cash dividend paid £m	Scrip dividend £m
Ordinary dividends
Final dividend in respect of the year ended 31 March 2025	30.88	894	617
Interim dividend in respect of the year ended 31 March 2025	15.84	718	59
Final dividend in respect of the year ended 31 March 2024	39.12	811	643
The Directors are proposing an interim dividend of 16.35 pence per share to be paid in respect of the year ending 31 March 2026. This would distribute £811 million of shareholders’ equity.
A final dividend for the year ended 31 March 2025 of 30.88 pence per share was paid in July 2025. The cash dividend paid was £894 million with an additional £617 million settled via a scrip issue.